Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	$ 45
Finite-Lived Intangible Assets, Amortization Expense, Year Two	43
Finite-Lived Intangible Assets, Amortization Expense, Year Three	38
Finite-Lived Intangible Assets, Amortization Expense, Year Four	27
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 26